Gains and Losses on Derivatives Not Designated or Qualifying as Hedges (Parenthetical) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income	¥ 59,446		¥ 102,939		¥ 142,664
Credit-related contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income	(6,877)	[1]	(5,575)	[1]	(15,220)	[1]
Loans related to credit derivatives | Credit-related contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income	¥ (6,703)		¥ (3,391)		¥ (8,207)

[1]	Amounts include the net loss of ¥8,207 million, ¥3,391 million and ¥6,703 million on the credit derivatives hedging the credit risk in loans during the fiscal years ended March 31, 2011, 2012 and 2013, respectively.